Lease - Summary of Supplemental cash flow information related to operating leases (Detail) - 12 months ended Dec. 31, 2022	CNY (¥)	USD ($)
Leases [Abstract]
Cash payments for operating leases	¥ 15,480,126	$ 2,244,407
Operating ROU assets obtained in exchange for new operating lease liabilities	5,068,377	734,846
Operating ROU assets released in exchange for operating lease liabilities	¥ 2,023,201	$ 293,337